Liabilities Related to Business Combinations and to Non-Controlling Interests - Additional Information (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable	[1]	€ 728	€ 709
MSD contingent consideration (European Vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 61	127
Increase in fair value of liability		1.00%
Shire contingent consideration arising from acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 526	441
Increase in fair value of liability		14.00%
Contingent consideration arising from acquisition of Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 140	€ 137

[1]	As of January 1, 2024, this comprised a non-current portion of €501 million and a current portion of €208 million.